Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Inc
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000011950
Shareholder Report [Line Items]
Fund Name	iShares MSCI Australia ETF
Trading Symbol	EWA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 8.01%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Australia Index (Net) returned 8.38%.

What contributed to performance?

The financials sector was the largest contributor to the Fund’s return during the reporting period. The banking industry experienced profit growth, led by loan portfolio expansion and declining non-performing loans. Insurance firms gained amid premium growth and increasing demand for health coverage and climate-related disasters. Consumer discretionary stocks also contributed during the reporting period, most notably in the broadline retail industry. This included Australia’s largest conglomerate with a diverse portfolio of businesses in retail and industrial sectors. The firm’s highly successful retail chains, along with its other diverse operations, helped drive growth.

What detracted from performance?

Firms in the healthcare sector detracted the most from the Fund’s return during the reporting period. A global biotechnology company was pressured as its core division that develops treatments for immunodeficiencies and bleeding disorders, reported revenue below expectations. The firm also announced plans to demerge its flu vaccine business, pushing shares lower.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Australia Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,582	$9,537	$9,579
Oct 15	$10,134	$10,247	$10,139
Nov 15	$10,214	$10,035	$10,223
Dec 15	$10,517	$9,846	$10,533
Jan 16	$9,619	$9,176	$9,635
Feb 16	$9,531	$9,072	$9,545
Mar 16	$10,738	$9,809	$10,754
Apr 16	$11,041	$10,067	$11,062
May 16	$10,771	$9,897	$10,797
Jun 16	$10,767	$9,746	$10,804
Jul 16	$11,644	$10,228	$11,686
Aug 16	$11,336	$10,292	$11,380
Sep 16	$11,616	$10,419	$11,659
Oct 16	$11,364	$10,270	$11,411
Nov 16	$11,403	$10,032	$11,452
Dec 16	$11,679	$10,289	$11,739
Jan 17	$12,173	$10,653	$12,240
Feb 17	$12,631	$10,823	$12,699
Mar 17	$12,964	$11,097	$13,028
Apr 17	$12,867	$11,335	$12,936
May 17	$12,356	$11,703	$12,428
Jun 17	$12,696	$11,739	$12,784
Jul 17	$13,259	$12,172	$13,352
Aug 17	$13,230	$12,235	$13,324
Sep 17	$13,095	$12,462	$13,185
Oct 17	$13,276	$12,697	$13,372
Nov 17	$13,341	$12,800	$13,441
Dec 17	$13,963	$13,086	$14,079
Jan 18	$14,371	$13,815	$14,495
Feb 18	$13,879	$13,164	$13,992
Mar 18	$13,104	$12,931	$13,213
Apr 18	$13,417	$13,138	$13,536
May 18	$13,603	$12,834	$13,730
Jun 18	$13,760	$12,593	$13,900
Jul 18	$14,060	$12,894	$14,209
Aug 18	$13,816	$12,625	$13,956
Sep 18	$13,626	$12,682	$13,770
Oct 18	$12,591	$11,651	$12,726
Nov 18	$12,664	$11,761	$12,806
Dec 18	$12,243	$11,228	$12,391
Jan 19	$13,121	$12,077	$13,284
Feb 19	$13,566	$12,313	$13,729
Mar 19	$13,636	$12,386	$13,802
Apr 19	$13,795	$12,713	$13,969
May 19	$13,891	$12,031	$14,070
Jun 19	$14,610	$12,755	$14,810
Jul 19	$14,694	$12,601	$14,903
Aug 19	$14,058	$12,212	$14,257
Sep 19	$14,395	$12,526	$14,604
Oct 19	$14,642	$12,963	$14,859
Nov 19	$14,785	$13,078	$15,009
Dec 19	$14,988	$13,644	$15,231
Jan 20	$15,001	$13,278	$15,245
Feb 20	$13,353	$12,228	$13,568
Mar 20	$10,003	$10,457	$10,167
Apr 20	$11,526	$11,250	$11,722
May 20	$12,049	$11,618	$12,257
Jun 20	$12,879	$12,143	$13,106
Jul 20	$13,444	$12,685	$13,694
Aug 20	$14,197	$13,228	$14,460
Sep 20	$13,229	$12,902	$13,476
Oct 20	$13,229	$12,625	$13,479
Nov 20	$15,319	$14,323	$15,621
Dec 20	$16,235	$15,097	$16,561
Jan 21	$16,235	$15,130	$16,567
Feb 21	$16,662	$15,430	$17,005
Mar 21	$16,778	$15,625	$17,125
Apr 21	$17,598	$16,085	$17,970
May 21	$18,161	$16,570	$18,532
Jun 21	$17,871	$16,480	$18,301
Jul 21	$17,672	$16,209	$18,060
Aug 21	$17,844	$16,517	$18,321
Sep 21	$17,094	$15,988	$17,747
Oct 21	$18,139	$16,370	$18,442
Nov 21	$16,813	$15,632	$17,239
Dec 21	$17,711	$16,279	$18,119
Jan 22	$16,236	$15,679	$16,532
Feb 22	$17,143	$15,368	$17,499
Mar 22	$18,801	$15,393	$19,433
Apr 22	$17,524	$14,426	$18,292
May 22	$17,545	$14,530	$18,093
Jun 22	$15,587	$13,280	$15,913
Jul 22	$16,686	$13,734	$16,956
Aug 22	$16,143	$13,293	$16,780
Sep 22	$14,422	$11,964	$14,841
Oct 22	$15,221	$12,322	$15,620
Nov 22	$17,406	$13,776	$17,522
Dec 22	$16,695	$13,673	$17,167
Jan 23	$18,609	$14,782	$19,004
Feb 23	$17,159	$14,264	$17,755
Mar 23	$17,177	$14,612	$17,646
Apr 23	$17,317	$14,866	$17,682
May 23	$16,411	$14,325	$16,839
Jun 23	$17,228	$14,968	$17,694
Jul 23	$17,843	$15,577	$18,401
Aug 23	$16,974	$14,873	$17,605
Sep 23	$16,401	$14,404	$17,103
Oct 23	$15,807	$13,809	$16,222
Nov 23	$17,156	$15,052	$17,822
Dec 23	$19,028	$15,809	$19,707
Jan 24	$18,412	$15,652	$19,398
Feb 24	$18,668	$16,048	$19,287
Mar 24	$19,201	$16,525	$19,864
Apr 24	$18,198	$16,252	$19,116
May 24	$19,226	$16,724	$19,796
Jun 24	$19,420	$16,708	$20,185
Jul 24	$19,892	$17,095	$20,522
Aug 24	$20,561	$17,582	$21,403
Sep 24	$21,527	$18,055	$22,512
Oct 24	$20,166	$17,169	$20,941
Nov 24	$20,970	$17,014	$21,664
Dec 24	$19,185	$16,684	$19,948
Jan 25	$19,910	$17,356	$20,964
Feb 25	$19,424	$17,596	$20,081
Mar 25	$18,933	$17,557	$19,425
Apr 25	$19,897	$18,190	$20,740
May 25	$20,835	$19,024	$21,617
Jun 25	$21,584	$19,669	$22,351
Jul 25	$21,336	$19,613	$22,371
Aug 25	$22,209	$20,293	$23,196

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
8.01%	9.36%	8.31%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Australia Index (Net)...
8.38	9.91	8.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,538,303,332
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,327,830
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,538,303,332
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$7,327,830
Portfolio Turnover Rate...
6%

C000011955
Shareholder Report [Line Items]
Fund Name	iShares MSCI Mexico ETF
Trading Symbol	EWW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 22.86%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Mexico IMI 25/50 Index (Net) returned 23.29%.

What contributed to performance?

Stocks in the materials sector contributed meaningfully to the Fund’s return during the reporting period. In the metals and mining segment, a major copper producer gained due to rising prices and increased global demand due to the metal’s use in the green energy transition and electric vehicles. Additionally, a mining company that is a significant explorer and producer of gold and silver saw tailwinds as the prices of these metals gained due to their perceived status as a safe-haven investment. Financials stocks also contributed, particularly diversified banks, which were supported by resilient loan growth, solid profit margins, and overall growth in domestic spending. In the industrials sector, airport operators were supported by growth in passenger traffic and efforts to diversify revenue.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI Emerging Markets Index (Net)	MSCI Mexico IMI 25/50 Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,742	$9,699	$9,742
Oct 15	$10,402	$10,391	$10,406
Nov 15	$10,140	$9,986	$10,144
Dec 15	$9,635	$9,763	$9,640
Jan 16	$9,269	$9,130	$9,276
Feb 16	$9,375	$9,115	$9,383
Mar 16	$10,432	$10,321	$10,447
Apr 16	$10,440	$10,377	$10,456
May 16	$9,633	$9,990	$9,649
Jun 16	$9,723	$10,389	$9,748
Jul 16	$9,697	$10,912	$9,726
Aug 16	$9,832	$11,183	$9,860
Sep 16	$9,466	$11,327	$9,497
Oct 16	$9,960	$11,354	$9,996
Nov 16	$8,632	$10,831	$8,662
Dec 16	$8,661	$10,855	$8,693
Jan 17	$8,810	$11,450	$8,848
Feb 17	$9,068	$11,800	$9,108
Mar 17	$9,972	$12,098	$10,017
Apr 17	$10,056	$12,363	$10,106
May 17	$10,080	$12,728	$10,131
Jun 17	$10,711	$12,856	$10,768
Jul 17	$11,109	$13,623	$11,160
Aug 17	$11,211	$13,926	$11,266
Sep 17	$10,826	$13,871	$10,882
Oct 17	$9,963	$14,357	$10,019
Nov 17	$9,979	$14,386	$10,034
Dec 17	$9,896	$14,903	$9,952
Jan 18	$10,643	$16,145	$10,709
Feb 18	$9,994	$15,400	$10,059
Mar 18	$10,084	$15,093	$10,123
Apr 18	$10,274	$15,047	$10,346
May 18	$8,905	$14,514	$8,968
Jun 18	$9,644	$13,911	$9,714
Jul 18	$10,498	$14,216	$10,578
Aug 18	$10,200	$13,832	$10,280
Sep 18	$10,378	$13,758	$10,464
Oct 18	$8,538	$12,560	$8,612
Nov 18	$8,164	$13,078	$8,235
Dec 18	$8,418	$12,732	$8,495
Jan 19	$9,241	$13,846	$9,330
Feb 19	$8,910	$13,877	$9,000
Mar 19	$8,923	$13,994	$9,014
Apr 19	$9,401	$14,289	$9,502
May 19	$8,749	$13,252	$8,841
Jun 19	$9,036	$14,079	$9,133
Jul 19	$8,713	$13,906	$8,807
Aug 19	$8,646	$13,229	$8,744
Sep 19	$8,894	$13,481	$8,999
Oct 19	$9,272	$14,050	$9,383
Nov 19	$9,082	$14,030	$9,192
Dec 19	$9,488	$15,077	$9,608
Jan 20	$9,629	$14,374	$9,756
Feb 20	$8,670	$13,616	$8,786
Mar 20	$6,018	$11,519	$6,097
Apr 20	$6,272	$12,574	$6,358
May 20	$6,723	$12,670	$6,817
Jun 20	$6,702	$13,602	$6,801
Jul 20	$6,907	$14,817	$7,010
Aug 20	$6,973	$15,145	$7,080
Sep 20	$7,061	$14,902	$7,173
Oct 20	$7,184	$15,209	$7,302
Nov 20	$8,616	$16,615	$8,759
Dec 20	$9,165	$17,837	$9,324
Jan 21	$8,716	$18,384	$8,868
Feb 21	$8,725	$18,524	$8,881
Mar 21	$9,379	$18,245	$9,552
Apr 21	$9,738	$18,699	$9,920
May 21	$10,289	$18,913	$10,464
Jun 21	$10,338	$19,165	$10,550
Jul 21	$10,558	$17,876	$10,788
Aug 21	$11,038	$18,344	$11,283
Sep 21	$10,415	$17,615	$10,678
Oct 21	$10,405	$17,788	$10,645
Nov 21	$9,773	$17,063	$9,955
Dec 21	$11,076	$17,384	$11,319
Jan 22	$10,591	$17,054	$10,811
Feb 22	$10,999	$16,545	$11,270
Mar 22	$12,008	$16,171	$12,249
Apr 22	$10,804	$15,271	$11,052
May 22	$11,401	$15,339	$11,647
Jun 22	$10,311	$14,319	$10,519
Jul 22	$10,366	$14,284	$10,627
Aug 22	$9,825	$14,344	$10,081
Sep 22	$9,821	$12,662	$10,079
Oct 22	$11,207	$12,269	$11,468
Nov 22	$11,954	$14,089	$12,209
Dec 22	$11,201	$13,891	$11,492
Jan 23	$13,062	$14,988	$13,429
Feb 23	$13,060	$14,016	$13,391
Mar 23	$13,471	$14,441	$13,812
Apr 23	$13,766	$14,277	$14,100
May 23	$13,509	$14,037	$13,833
Jun 23	$14,180	$14,570	$14,555
Jul 23	$14,815	$15,477	$15,280
Aug 23	$14,044	$14,523	$14,640
Sep 23	$13,274	$14,144	$13,705
Oct 23	$12,506	$13,594	$12,865
Nov 23	$14,421	$14,682	$14,857
Dec 23	$15,730	$15,256	$16,261
Jan 24	$15,437	$14,548	$15,955
Feb 24	$15,129	$15,240	$15,589
Mar 24	$15,976	$15,575	$16,435
Apr 24	$15,171	$15,687	$15,752
May 24	$14,997	$15,776	$15,414
Jun 24	$13,223	$16,398	$13,670
Jul 24	$13,167	$16,447	$13,610
Aug 24	$12,371	$16,713	$12,825
Sep 24	$12,526	$17,829	$13,017
Oct 24	$12,101	$17,036	$12,510
Nov 24	$11,753	$16,424	$12,107
Dec 24	$11,285	$16,401	$11,722
Jan 25	$11,774	$16,694	$12,248
Feb 25	$12,124	$16,775	$12,585
Mar 25	$12,259	$16,881	$12,720
Apr 25	$13,732	$17,103	$14,274
May 25	$14,484	$17,833	$15,027
Jun 25	$14,857	$18,905	$15,324
Jul 25	$14,754	$19,273	$15,355
Aug 25	$15,199	$19,520	$15,811

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
22.86%	16.87%	4.28%
MSCI Emerging Markets Index (Net)...
16.80	5.21	6.92
MSCI Mexico IMI 25/50 Index (Net)...
23.29	17.43	4.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,790,417,431
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,625,953
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,790,417,431
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$7,625,953
Portfolio Turnover Rate...
7%

C000050069
Shareholder Report [Line Items]
Fund Name	iShares MSCI Turkey ETF
Trading Symbol	TUR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned (3.40)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Turkey IMI 25/50 Index (Spliced) returned (2.83)%.

What contributed to performance?

Stocks in the industrials sector were the largest contributor to the Fund’s return during the reporting period. Notably, one of the country’s leading defense contractors advanced following a major government contract for a missile defense system.

What detracted from performance?

Turkish equities have been pressured by political instability and persistently high inflation. The major detractors from the Fund’s return during the reporting period were in the consumer staples sector. A food retailer was negatively impacted following a major administrative fine due to an obstruction of an on-site inspection, while a beer company dropped due to uncertainty over its Russian joint venture. Years of high inflation have eroded consumers purchasing power, negatively impacting consumer durables stocks in the consumer discretionary sector. Chemicals stocks in the materials sector also detracted.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI Emerging Markets Index (Net)	MSCI Turkey IMI 25/50 Index (Spliced)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,496	$9,699	$9,496
Oct 15	$10,585	$10,391	$10,589
Nov 15	$10,026	$9,986	$10,027
Dec 15	$9,519	$9,763	$9,522
Jan 16	$9,608	$9,130	$9,608
Feb 16	$9,940	$9,115	$9,942
Mar 16	$11,503	$10,321	$11,511
Apr 16	$12,015	$10,377	$12,024
May 16	$10,418	$9,990	$10,704
Jun 16	$10,596	$10,389	$10,607
Jul 16	$10,013	$10,912	$10,024
Aug 16	$10,198	$11,183	$10,209
Sep 16	$10,102	$11,327	$10,112
Oct 16	$10,021	$11,354	$10,033
Nov 16	$8,519	$10,831	$8,527
Dec 16	$8,731	$10,855	$8,739
Jan 17	$8,996	$11,450	$9,007
Feb 17	$9,480	$11,800	$9,492
Mar 17	$9,601	$12,098	$9,613
Apr 17	$10,650	$12,363	$10,668
May 17	$10,987	$12,728	$11,009
Jun 17	$11,401	$12,856	$11,429
Jul 17	$12,136	$13,623	$12,169
Aug 17	$12,669	$13,926	$12,707
Sep 17	$11,461	$13,871	$11,498
Oct 17	$11,453	$14,357	$11,494
Nov 17	$10,523	$14,386	$10,562
Dec 17	$12,000	$14,903	$12,046
Jan 18	$12,603	$16,145	$12,657
Feb 18	$12,331	$15,400	$12,386
Mar 18	$11,527	$15,093	$11,599
Apr 18	$10,292	$15,047	$10,348
May 18	$9,015	$14,514	$9,058
Jun 18	$8,598	$13,911	$8,638
Jul 18	$7,996	$14,216	$8,034
Aug 18	$5,705	$13,832	$5,733
Sep 18	$6,801	$13,758	$6,834
Oct 18	$6,597	$12,560	$6,631
Nov 18	$7,437	$13,078	$7,475
Dec 18	$7,030	$12,732	$7,069
Jan 19	$8,241	$13,846	$8,292
Feb 19	$7,993	$13,877	$8,049
Mar 19	$6,819	$13,994	$6,875
Apr 19	$6,591	$14,289	$6,649
May 19	$6,520	$13,252	$6,575
Jun 19	$7,007	$14,079	$7,069
Jul 19	$7,691	$13,906	$7,763
Aug 19	$7,039	$13,229	$7,105
Sep 19	$7,825	$13,481	$7,902
Oct 19	$7,273	$14,050	$7,341
Nov 19	$7,793	$14,030	$7,872
Dec 19	$8,010	$15,077	$8,093
Jan 20	$8,214	$14,374	$8,302
Feb 20	$7,017	$13,616	$7,090
Mar 20	$5,657	$11,519	$5,717
Apr 20	$6,000	$12,574	$6,066
May 20	$6,420	$12,670	$6,490
Jun 20	$6,982	$13,602	$7,059
Jul 20	$6,547	$14,817	$6,615
Aug 20	$5,949	$15,145	$6,007
Sep 20	$5,952	$14,902	$6,008
Oct 20	$5,265	$15,209	$5,310
Nov 20	$6,592	$16,615	$6,651
Dec 20	$7,951	$17,837	$8,038
Jan 21	$8,053	$18,384	$8,140
Feb 21	$7,978	$18,524	$8,065
Mar 21	$6,802	$18,245	$6,872
Apr 21	$6,933	$18,699	$7,005
May 21	$6,849	$18,913	$6,914
Jun 21	$6,448	$19,165	$6,527
Jul 21	$6,826	$17,876	$6,902
Aug 21	$7,352	$18,344	$7,434
Sep 21	$6,577	$17,615	$6,670
Oct 21	$6,577	$17,788	$6,643
Nov 21	$5,430	$17,063	$5,673
Dec 21	$5,763	$17,384	$5,814
Jan 22	$6,292	$17,054	$6,316
Feb 22	$5,873	$16,545	$5,936
Mar 22	$6,406	$16,171	$6,503
Apr 22	$6,892	$15,271	$6,991
May 22	$6,529	$15,339	$6,651
Jun 22	$6,033	$14,319	$6,110
Jul 22	$6,072	$14,284	$6,140
Aug 22	$7,175	$14,344	$7,288
Sep 22	$7,065	$12,662	$7,177
Oct 22	$8,588	$12,269	$8,720
Nov 22	$10,791	$14,089	$10,926
Dec 22	$11,897	$13,891	$12,050
Jan 23	$10,813	$14,988	$10,928
Feb 23	$11,377	$14,016	$11,545
Mar 23	$10,437	$14,441	$10,556
Apr 23	$9,894	$14,277	$10,024
May 23	$9,786	$14,037	$9,938
Jun 23	$9,270	$14,570	$9,374
Jul 23	$11,167	$15,477	$11,346
Aug 23	$12,349	$14,523	$12,588
Sep 23	$12,845	$14,144	$13,077
Oct 23	$11,224	$13,594	$11,424
Nov 23	$11,661	$14,682	$11,875
Dec 23	$10,807	$15,256	$10,990
Jan 24	$11,940	$14,548	$12,179
Feb 24	$12,550	$15,240	$12,805
Mar 24	$11,980	$15,575	$12,212
Apr 24	$13,447	$15,687	$13,731
May 24	$14,001	$15,776	$14,314
Jun 24	$14,269	$16,398	$14,521
Jul 24	$14,070	$16,447	$14,388
Aug 24	$12,573	$16,713	$12,864
Sep 24	$12,352	$17,829	$12,660
Oct 24	$11,361	$17,036	$11,622
Nov 24	$12,250	$16,424	$12,549
Dec 24	$12,288	$16,401	$12,618
Jan 25	$12,230	$16,694	$12,558
Feb 25	$11,640	$16,775	$11,912
Mar 25	$11,211	$16,881	$11,506
Apr 25	$10,448	$17,103	$10,690
May 25	$10,191	$17,833	$10,449
Jun 25	$11,105	$18,905	$11,417
Jul 25	$11,738	$19,273	$12,095
Aug 25	$12,146	$19,520	$12,500

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
(3.40)%	15.35%	1.96%
MSCI Emerging Markets Index (Net)...
16.80	5.21	6.92
MSCI Turkey IMI 25/50 Index (Spliced)...
(2.83)	15.79	2.26

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 174,475,879
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,024,700
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$174,475,879
Number of Portfolio Holdings...
90
Net Investment Advisory Fees...
$1,024,700
Portfolio Turnover Rate...
15%

C000087836
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Equal Weighted ETF
Trading Symbol	EUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 10.80%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Equal Weighted Index returned 10.94%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the financials sector. Financial services companies, including investment banks and asset managers, benefited from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. In the information technology sector, application software companies, spanning chip designers, data integrators, and financial software innovators, contributed as they accelerated their artificial intelligence (“AI”)-driven monetization through AI-native tools and platform enhancements. Industrials stocks were supported by robust demand for engines and services in commercial aviation, as well as government support for defense and infrastructure spending.

What detracted from performance?

Healthcare stocks were a modest detractor from the Fund’s performance during the reporting period, pressured by increasing regulatory scrutiny, personnel turmoil, and policy upheaval. Firms that provide life sciences tools and services faced additional headwinds due to government cutbacks and increasing competition from China.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Equal Weighted Index
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,613	$10,278	$10,327
Oct 15	$10,291	$11,127	$11,057
Nov 15	$10,322	$11,164	$11,093
Dec 15	$10,042	$10,976	$10,792
Jan 16	$9,396	$10,392	$10,096
Feb 16	$9,477	$10,372	$10,184
Mar 16	$10,241	$11,085	$11,008
Apr 16	$10,401	$11,140	$11,181
May 16	$10,561	$11,346	$11,354
Jun 16	$10,555	$11,376	$11,351
Jul 16	$11,033	$11,809	$11,865
Aug 16	$11,054	$11,826	$11,889
Sep 16	$11,077	$11,838	$11,915
Oct 16	$10,795	$11,617	$11,613
Nov 16	$11,347	$12,036	$12,211
Dec 16	$11,456	$12,260	$12,330
Jan 17	$11,737	$12,516	$12,633
Feb 17	$12,112	$13,010	$13,041
Mar 17	$12,095	$13,029	$13,023
Apr 17	$12,197	$13,170	$13,136
May 17	$12,280	$13,348	$13,227
Jun 17	$12,431	$13,429	$13,388
Jul 17	$12,614	$13,703	$13,589
Aug 17	$12,516	$13,745	$13,484
Sep 17	$12,855	$14,024	$13,851
Oct 17	$13,005	$14,345	$14,014
Nov 17	$13,492	$14,780	$14,539
Dec 17	$13,643	$14,942	$14,705
Jan 18	$14,259	$15,798	$15,370
Feb 18	$13,663	$15,220	$14,730
Mar 18	$13,580	$14,849	$14,641
Apr 18	$13,600	$14,908	$14,666
May 18	$13,822	$15,274	$14,907
Jun 18	$13,961	$15,378	$15,058
Jul 18	$14,373	$15,932	$15,505
Aug 18	$14,712	$16,461	$15,873
Sep 18	$14,694	$16,536	$15,854
Oct 18	$13,558	$15,392	$14,629
Nov 18	$13,907	$15,693	$15,009
Dec 18	$12,530	$14,278	$13,521
Jan 19	$13,796	$15,453	$14,888
Feb 19	$14,337	$15,972	$15,475
Mar 19	$14,425	$16,269	$15,574
Apr 19	$14,968	$16,923	$16,162
May 19	$13,950	$15,856	$15,064
Jun 19	$14,994	$16,965	$16,196
Jul 19	$15,155	$17,225	$16,373
Aug 19	$14,678	$16,921	$15,894
Sep 19	$15,103	$17,222	$16,361
Oct 19	$15,300	$17,597	$16,535
Nov 19	$15,878	$18,257	$17,195
Dec 19	$16,269	$18,793	$17,588
Jan 20	$16,080	$18,846	$17,386
Feb 20	$14,685	$16,371	$14,793
Mar 20	$11,963	$14,296	$12,936
Apr 20	$13,623	$17,078	$14,728
May 20	$14,482	$17,965	$15,659
Jun 20	$14,712	$18,376	$15,907
Jul 20	$15,472	$18,431	$16,730
Aug 20	$16,172	$19,821	$16,282
Sep 20	$15,815	$20,158	$17,107
Oct 20	$15,734	$19,634	$17,022
Nov 20	$17,956	$21,906	$19,430
Dec 20	$18,734	$22,811	$20,275
Jan 21	$18,555	$22,600	$20,082
Feb 21	$19,521	$23,188	$21,129
Mar 21	$20,362	$24,059	$22,045
Apr 21	$21,382	$25,368	$23,153
May 21	$21,689	$25,493	$23,490
Jun 21	$22,049	$26,207	$23,884
Jul 21	$22,338	$26,830	$24,201
Aug 21	$22,860	$27,620	$24,769
Sep 21	$21,903	$26,315	$23,731
Oct 21	$23,160	$28,152	$25,096
Nov 21	$22,471	$27,867	$24,352
Dec 21	$23,516	$28,966	$25,485
Jan 22	$22,130	$27,332	$23,986
Feb 22	$21,864	$26,533	$23,698
Mar 22	$22,351	$27,463	$24,228
Apr 22	$20,572	$24,976	$22,300
May 22	$20,585	$24,921	$22,315
Jun 22	$18,673	$22,857	$20,242
Jul 22	$20,333	$24,988	$22,043
Aug 22	$19,677	$24,007	$21,330
Sep 22	$17,788	$21,776	$19,282
Oct 22	$19,367	$23,507	$20,995
Nov 22	$20,581	$24,788	$22,314
Dec 22	$19,511	$23,330	$21,154
Jan 23	$21,103	$23,535	$22,882
Feb 23	$20,404	$24,272	$22,124
Mar 23	$20,291	$25,132	$22,003
Apr 23	$20,196	$25,450	$21,900
May 23	$19,710	$25,616	$21,373
Jun 23	$21,215	$27,326	$23,007
Jul 23	$22,103	$28,271	$23,973
Aug 23	$21,386	$27,789	$23,250
Sep 23	$20,354	$26,486	$22,126
Oct 23	$19,457	$25,874	$21,109
Nov 23	$21,363	$28,313	$23,213
Dec 23	$22,944	$29,645	$24,883
Jan 24	$22,754	$30,129	$24,676
Feb 24	$23,794	$30,037	$24,042
Mar 24	$24,829	$30,986	$26,930
Apr 24	$23,561	$31,391	$25,557
May 24	$24,172	$32,895	$26,274
Jun 24	$24,154	$34,081	$26,209
Jul 24	$25,141	$32,636	$27,338
Aug 24	$25,755	$33,418	$26,020
Sep 24	$26,309	$34,149	$28,610
Oct 24	$26,035	$35,834	$28,315
Nov 24	$28,054	$38,082	$28,377
Dec 24	$26,305	$37,106	$26,613
Jan 25	$27,398	$36,164	$27,719
Feb 25	$27,012	$35,589	$27,312
Mar 25	$25,946	$33,518	$26,244
Apr 25	$25,460	$33,345	$25,746
May 25	$26,601	$35,496	$26,903
Jun 25	$27,566	$37,317	$27,880
Jul 25	$27,879	$38,170	$28,202
Aug 25	$28,538	$38,916	$28,867

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
10.80%	12.03%	11.06%
MSCI USA Index...
16.45	14.45	14.55
MSCI USA Equal Weighted Index...
10.94	12.13	11.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,565,316,789
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 1,089,253
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,565,316,789
Number of Portfolio Holdings...
547
Net Investment Advisory Fees...
$1,089,253
Portfolio Turnover Rate...
31%

C000011961
Shareholder Report [Line Items]
Fund Name	iShares MSCI Austria ETF
Trading Symbol	EWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$59	0.49%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 39.27%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Austria IMI 25/50 Index (Net) returned 39.50%.

What contributed to performance?

Despite weak economic growth, Austrian stocks experienced strong returns during the reporting period, helped by foreign capital inflows. The overwhelmingly leading contributor to the Fund’s return were diversified banks in the financials sector, which benefited from strong capital positions, and diversified exposures to central and eastern European countries. Likewise, insurance companies also gained due to exposure to central and eastern European markets, as well as strategic expansions and lower costs from weather-related claims. In the industrials sector, a construction company gained on strong demand in infrastructure and building construction across its European market, including the construction of large data centers, while a leading crane provider benefited as it shifted its revenue and geographical mix.

What detracted from performance?

Real estate stocks were the largest detractor from the Fund’s performance during the reporting period, negatively impacted by worsening financial conditions and weakened demand. Electricity producers in the utilities sector declined amid energy market volatility and geopolitical uncertainties.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Austria IMI 25/50 Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,602	$9,537	$9,598
Oct 15	$10,289	$10,247	$10,303
Nov 15	$10,128	$10,035	$10,146
Dec 15	$10,171	$9,846	$10,190
Jan 16	$9,147	$9,176	$9,152
Feb 16	$9,135	$9,072	$9,143
Mar 16	$10,132	$9,809	$10,153
Apr 16	$10,422	$10,067	$10,445
May 16	$9,946	$9,897	$9,964
Jun 16	$9,235	$9,746	$9,238
Jul 16	$9,897	$10,228	$9,914
Aug 16	$10,211	$10,292	$10,234
Sep 16	$10,703	$10,419	$10,733
Oct 16	$10,749	$10,270	$10,787
Nov 16	$10,585	$10,032	$10,629
Dec 16	$10,890	$10,289	$10,941
Jan 17	$11,443	$10,653	$11,499
Feb 17	$11,502	$10,823	$11,562
Mar 17	$11,930	$11,097	$12,000
Apr 17	$12,903	$11,335	$12,983
May 17	$13,922	$11,703	$13,983
Jun 17	$14,126	$11,739	$14,191
Jul 17	$15,188	$12,172	$15,257
Aug 17	$15,268	$12,235	$15,346
Sep 17	$15,589	$12,462	$15,674
Oct 17	$15,922	$12,697	$16,012
Nov 17	$16,116	$12,800	$16,212
Dec 17	$16,612	$13,086	$16,717
Jan 18	$18,018	$13,815	$18,137
Feb 18	$17,069	$13,164	$17,190
Mar 18	$17,022	$12,931	$17,144
Apr 18	$17,022	$13,138	$17,141
May 18	$16,073	$12,834	$16,177
Jun 18	$15,586	$12,593	$15,682
Jul 18	$16,384	$12,894	$16,484
Aug 18	$15,731	$12,625	$15,832
Sep 18	$15,779	$12,682	$15,879
Oct 18	$14,644	$11,651	$14,741
Nov 18	$14,177	$11,761	$14,270
Dec 18	$12,759	$11,228	$12,831
Jan 19	$13,936	$12,077	$14,035
Feb 19	$14,048	$12,313	$14,157
Mar 19	$13,874	$12,386	$13,982
Apr 19	$14,709	$12,713	$14,840
May 19	$13,602	$12,031	$13,687
Jun 19	$14,269	$12,755	$14,363
Jul 19	$14,012	$12,601	$14,104
Aug 19	$13,518	$12,212	$13,594
Sep 19	$13,811	$12,526	$13,891
Oct 19	$14,692	$12,963	$14,794
Nov 19	$14,549	$13,078	$14,646
Dec 19	$15,019	$13,644	$15,129
Jan 20	$14,407	$13,278	$14,515
Feb 20	$12,910	$12,228	$13,011
Mar 20	$9,441	$10,457	$9,484
Apr 20	$10,355	$11,250	$10,419
May 20	$10,521	$11,618	$10,566
Jun 20	$10,701	$12,143	$10,723
Jul 20	$10,773	$12,685	$10,774
Aug 20	$11,277	$13,228	$11,288
Sep 20	$10,542	$12,902	$10,539
Oct 20	$10,247	$12,625	$10,250
Nov 20	$13,104	$14,323	$13,132
Dec 20	$14,533	$15,097	$14,600
Jan 21	$15,107	$15,130	$15,202
Feb 21	$15,529	$15,430	$15,623
Mar 21	$15,965	$15,625	$16,059
Apr 21	$16,765	$16,085	$16,863
May 21	$18,313	$16,570	$18,433
Jun 21	$17,589	$16,480	$17,672
Jul 21	$17,882	$16,209	$17,995
Aug 21	$18,550	$16,517	$18,679
Sep 21	$18,286	$15,988	$18,495
Oct 21	$18,630	$16,370	$18,792
Nov 21	$17,999	$15,632	$18,042
Dec 21	$19,001	$16,279	$19,220
Jan 22	$18,889	$15,679	$18,903
Feb 22	$16,709	$15,368	$16,949
Mar 22	$16,105	$15,393	$16,399
Apr 22	$15,243	$14,426	$15,525
May 22	$16,021	$14,530	$16,091
Jun 22	$13,815	$13,280	$13,819
Jul 22	$14,162	$13,734	$14,156
Aug 22	$13,248	$13,293	$13,381
Sep 22	$11,885	$11,964	$12,050
Oct 22	$13,064	$12,322	$13,157
Nov 22	$15,220	$13,776	$14,986
Dec 22	$14,883	$13,673	$14,967
Jan 23	$16,501	$14,782	$16,538
Feb 23	$16,708	$14,264	$16,905
Mar 23	$15,763	$14,612	$15,834
Apr 23	$16,447	$14,866	$16,523
May 23	$15,333	$14,325	$15,266
Jun 23	$16,285	$14,968	$16,237
Jul 23	$16,950	$15,577	$16,971
Aug 23	$16,243	$14,873	$16,264
Sep 23	$15,825	$14,404	$15,885
Oct 23	$15,598	$13,809	$15,556
Nov 23	$16,979	$15,052	$16,989
Dec 23	$17,843	$15,809	$17,856
Jan 24	$17,500	$15,652	$17,631
Feb 24	$17,008	$16,048	$16,963
Mar 24	$17,935	$16,525	$17,928
Apr 24	$18,087	$16,252	$18,163
May 24	$19,436	$16,724	$19,326
Jun 24	$18,910	$16,708	$18,856
Jul 24	$19,549	$17,095	$19,477
Aug 24	$20,149	$17,582	$20,108
Sep 24	$19,730	$18,055	$19,709
Oct 24	$18,741	$17,169	$18,586
Nov 24	$18,288	$17,014	$18,213
Dec 24	$18,660	$16,684	$18,615
Jan 25	$19,638	$17,356	$19,702
Feb 25	$21,255	$17,596	$21,227
Mar 25	$22,163	$17,557	$22,059
Apr 25	$23,433	$18,190	$23,444
May 25	$25,650	$19,024	$25,603
Jun 25	$26,926	$19,669	$26,762
Jul 25	$26,808	$19,613	$26,952
Aug 25	$28,061	$20,293	$28,050

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
39.27%	20.00%	10.87%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Austria IMI 25/50 Index (Net)...
39.50	19.97	10.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 107,509,257
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 355,237
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$107,509,257
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$355,237
Portfolio Turnover Rate...
24%

C000011952
Shareholder Report [Line Items]
Fund Name	iShares MSCI Italy ETF
Trading Symbol	EWI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 35.27%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Italy 25/50 Index (Net) returned 35.54%.

What contributed to performance?

Italy’s economy experienced modest growth during the reporting period driven by domestic demand and supportive fiscal policies. Stock markets rallied, led by the financials sector, which was the largest contributor to the Fund’s return. Diversified banks registered solid performance, driven by strong fee-based revenue and aggressive merger and acquisition activity. Insurance companies also gained, supported by significant premium gains in both life and non-life policies, as well as higher investment returns. In the industrials sector, a company specializing in aerospace, defense, and security benefited from increased European defense spending, robust order intake, solid order backlog, and strategic joint ventures. Additionally, the world’s largest cable maker gained amid strong performance in its transmission and power grid segments, demand for grid investments in the United States and Europe, as well as proposed U.S. tariffs on copper. Through its U.S. business, the firm sources, manufactures, and then sells its copper products within the country, allowing it to mitigate the impact of tariffs.

What detracted from performance?

Automobile manufacturers in the consumer discretionary sector were the largest detractors from the Fund’s return during the reporting period. Carmakers experienced lower shipment volumes across key markets and a product shift toward less profitable vehicles in Europe, while the ongoing threat of U.S. tariffs also weighed on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Italy 25/50 Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,668	$9,537	$9,666
Oct 15	$10,102	$10,247	$10,095
Nov 15	$9,776	$10,035	$9,781
Dec 15	$9,466	$9,846	$9,471
Jan 16	$8,174	$9,176	$8,178
Feb 16	$7,745	$9,072	$7,767
Mar 16	$8,344	$9,809	$8,369
Apr 16	$8,616	$10,067	$8,644
May 16	$8,255	$9,897	$8,273
Jun 16	$7,518	$9,746	$7,528
Jul 16	$7,833	$10,228	$7,850
Aug 16	$7,903	$10,292	$7,922
Sep 16	$7,707	$10,419	$7,725
Oct 16	$7,861	$10,270	$7,886
Nov 16	$7,623	$10,032	$7,649
Dec 16	$8,576	$10,289	$8,612
Jan 17	$8,364	$10,653	$8,398
Feb 17	$8,364	$10,823	$8,400
Mar 17	$9,105	$11,097	$9,150
Apr 17	$9,331	$11,335	$9,376
May 17	$9,836	$11,703	$9,871
Jun 17	$9,914	$11,739	$9,951
Jul 17	$10,658	$12,172	$10,697
Aug 17	$10,856	$12,235	$10,899
Sep 17	$11,251	$12,462	$11,300
Oct 17	$11,136	$12,697	$11,185
Nov 17	$11,176	$12,800	$11,214
Dec 17	$11,017	$13,086	$11,061
Jan 18	$12,249	$13,815	$12,293
Feb 18	$11,527	$13,164	$11,571
Mar 18	$11,566	$12,931	$11,619
Apr 18	$12,177	$13,138	$12,233
May 18	$10,811	$12,834	$10,845
Jun 18	$10,774	$12,593	$10,806
Jul 18	$11,146	$12,894	$11,182
Aug 18	$10,098	$12,625	$10,132
Sep 18	$10,314	$12,682	$10,350
Oct 18	$9,351	$11,651	$9,387
Nov 18	$9,403	$11,761	$9,442
Dec 18	$9,088	$11,228	$9,127
Jan 19	$9,874	$12,077	$9,916
Feb 19	$10,232	$12,313	$10,281
Mar 19	$10,439	$12,386	$10,505
Apr 19	$10,638	$12,713	$10,705
May 19	$9,780	$12,031	$9,827
Jun 19	$10,747	$12,755	$10,797
Jul 19	$10,607	$12,601	$10,656
Aug 19	$10,447	$12,212	$10,502
Sep 19	$10,724	$12,526	$10,779
Oct 19	$11,207	$12,963	$11,268
Nov 19	$11,253	$13,078	$11,318
Dec 19	$11,559	$13,644	$11,623
Jan 20	$11,296	$13,278	$11,365
Feb 20	$10,547	$12,228	$10,607
Mar 20	$8,148	$10,457	$8,198
Apr 20	$8,356	$11,250	$8,410
May 20	$8,803	$11,618	$8,859
Jun 20	$9,487	$12,143	$9,551
Jul 20	$9,851	$12,685	$9,918
Aug 20	$10,208	$13,228	$10,283
Sep 20	$9,685	$12,902	$9,761
Oct 20	$9,035	$12,625	$9,107
Nov 20	$11,409	$14,323	$11,507
Dec 20	$11,854	$15,097	$11,960
Jan 21	$11,371	$15,130	$11,471
Feb 21	$12,018	$15,430	$12,133
Mar 21	$12,574	$15,625	$12,685
Apr 21	$12,633	$16,085	$12,753
May 21	$13,401	$16,570	$13,523
Jun 21	$13,071	$16,480	$13,172
Jul 21	$13,123	$16,209	$13,257
Aug 21	$13,301	$16,517	$13,427
Sep 21	$12,788	$15,988	$12,982
Oct 21	$13,499	$16,370	$13,634
Nov 21	$12,686	$15,632	$12,757
Dec 21	$13,491	$16,279	$13,653
Jan 22	$13,331	$15,679	$13,300
Feb 22	$12,500	$15,368	$12,710
Mar 22	$12,097	$15,393	$12,390
Apr 22	$11,293	$14,426	$11,552
May 22	$11,818	$14,530	$11,898
Jun 22	$10,151	$13,280	$10,197
Jul 22	$10,424	$13,734	$10,437
Aug 22	$9,777	$13,293	$9,925
Sep 22	$9,094	$11,964	$9,277
Oct 22	$10,177	$12,322	$10,281
Nov 22	$11,783	$13,776	$11,662
Dec 22	$11,576	$13,673	$11,660
Jan 23	$12,966	$14,782	$13,028
Feb 23	$12,858	$14,264	$13,046
Mar 23	$13,014	$14,612	$13,178
Apr 23	$13,572	$14,866	$13,731
May 23	$12,752	$14,325	$12,790
Jun 23	$13,975	$14,968	$14,095
Jul 23	$14,716	$15,577	$14,899
Aug 23	$14,102	$14,873	$14,301
Sep 23	$13,355	$14,404	$13,579
Oct 23	$13,156	$13,809	$13,256
Nov 23	$14,492	$15,052	$14,648
Dec 23	$15,088	$15,809	$15,235
Jan 24	$14,885	$15,652	$15,210
Feb 24	$15,815	$16,048	$16,026
Mar 24	$16,793	$16,525	$17,062
Apr 24	$16,216	$16,252	$16,552
May 24	$17,312	$16,724	$17,441
Jun 24	$16,288	$16,708	$16,532
Jul 24	$16,958	$17,095	$17,186
Aug 24	$17,771	$17,582	$17,976
Sep 24	$17,771	$18,055	$18,035
Oct 24	$17,333	$17,169	$17,566
Nov 24	$16,580	$17,014	$16,798
Dec 24	$16,656	$16,684	$16,860
Jan 25	$17,831	$17,356	$18,196
Feb 25	$18,990	$17,596	$19,229
Mar 25	$19,568	$17,557	$19,732
Apr 25	$20,502	$18,190	$20,768
May 25	$22,127	$19,024	$22,381
Jun 25	$22,685	$19,669	$22,901
Jul 25	$22,691	$19,613	$23,099
Aug 25	$24,039	$20,293	$24,365

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
35.27%	18.69%	9.17%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Italy 25/50 Index (Net)...
35.54	18.83	9.31

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 703,896,182
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,285,051
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$703,896,182
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$2,285,051
Portfolio Turnover Rate...
13%

C000011956
Shareholder Report [Line Items]
Fund Name	iShares MSCI Netherlands ETF
Trading Symbol	EWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 6.66%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Netherlands IMI 25/50 Index (Spliced) returned 7.37%.

What contributed to performance?

Stocks in the financials sector were the largest contributor to the Fund’s return during the reporting period. Diversified banks benefited from increases in core lending and rising fee income from investment products. In the insurance segment, firms were supported by gains across life and non-life insurance segments, as well as pension reform, which has created growth opportunities for insurance companies. In the consumer discretionary sector, a company that manages global consumer internet companies gained amid strong earnings for its e-commerce portfolio and an attractive share buyback program.

What detracted from performance?

Stocks in the information technology sector were the largest detractors from the Fund’s performance during the reporting period. Notably, an innovative supplier to the semiconductor industry was weighed down by trade tensions and restrictions on trade with China, causing the firm’s management to cut guidance about its expected future financial performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Netherlands IMI 25/50 Index (Spliced)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,522	$9,537	$9,523
Oct 15	$10,302	$10,247	$10,308
Nov 15	$10,090	$10,035	$10,100
Dec 15	$9,844	$9,846	$9,853
Jan 16	$9,540	$9,176	$9,556
Feb 16	$9,404	$9,072	$9,423
Mar 16	$10,152	$9,809	$10,174
Apr 16	$10,160	$10,067	$10,185
May 16	$10,251	$9,897	$10,281
Jun 16	$9,590	$9,746	$9,621
Jul 16	$10,053	$10,228	$10,089
Aug 16	$10,332	$10,292	$10,377
Sep 16	$10,453	$10,419	$10,512
Oct 16	$10,207	$10,270	$10,270
Nov 16	$9,857	$10,032	$9,922
Dec 16	$10,229	$10,289	$10,304
Jan 17	$10,423	$10,653	$10,504
Feb 17	$10,774	$10,823	$10,857
Mar 17	$11,361	$11,097	$11,451
Apr 17	$11,872	$11,335	$11,960
May 17	$12,459	$11,703	$12,560
Jun 17	$12,290	$11,739	$12,389
Jul 17	$13,103	$12,172	$13,220
Aug 17	$13,064	$12,235	$13,190
Sep 17	$13,415	$12,462	$13,548
Oct 17	$13,556	$12,697	$13,696
Nov 17	$13,500	$12,800	$13,646
Dec 17	$13,646	$13,086	$13,799
Jan 18	$14,484	$13,815	$14,651
Feb 18	$13,753	$13,164	$13,917
Mar 18	$13,710	$12,931	$13,881
Apr 18	$13,878	$13,138	$14,052
May 18	$13,444	$12,834	$13,620
Jun 18	$13,397	$12,593	$13,578
Jul 18	$13,886	$12,894	$14,079
Aug 18	$13,598	$12,625	$13,798
Sep 18	$13,196	$12,682	$13,393
Oct 18	$12,151	$11,651	$12,338
Nov 18	$12,366	$11,761	$12,559
Dec 18	$11,600	$11,228	$11,786
Jan 19	$12,447	$12,077	$12,652
Feb 19	$13,027	$12,313	$13,249
Mar 19	$13,110	$12,386	$13,338
Apr 19	$13,883	$12,713	$14,130
May 19	$13,013	$12,031	$13,250
Jun 19	$13,913	$12,755	$14,173
Jul 19	$13,999	$12,601	$14,265
Aug 19	$13,756	$12,212	$14,026
Sep 19	$14,102	$12,526	$14,383
Oct 19	$14,354	$12,963	$14,647
Nov 19	$14,692	$13,078	$14,998
Dec 19	$15,235	$13,644	$15,557
Jan 20	$14,793	$13,278	$15,111
Feb 20	$13,623	$12,228	$13,920
Mar 20	$11,852	$10,457	$12,118
Apr 20	$12,936	$11,250	$13,234
May 20	$13,831	$11,618	$14,157
Jun 20	$14,851	$12,143	$15,208
Jul 20	$15,487	$12,685	$15,863
Aug 20	$16,078	$13,228	$16,479
Sep 20	$15,842	$12,902	$16,243
Oct 20	$15,433	$12,625	$15,833
Nov 20	$17,769	$14,323	$18,228
Dec 20	$18,921	$15,097	$19,415
Jan 21	$19,349	$15,130	$19,863
Feb 21	$20,106	$15,430	$20,649
Mar 21	$20,986	$15,625	$21,566
Apr 21	$21,971	$16,085	$22,584
May 21	$22,623	$16,570	$23,209
Jun 21	$22,217	$16,480	$22,792
Jul 21	$22,924	$16,209	$23,531
Aug 21	$24,264	$16,517	$24,963
Sep 21	$22,663	$15,988	$23,368
Oct 21	$23,851	$16,370	$24,586
Nov 21	$22,493	$15,632	$23,095
Dec 21	$23,157	$16,279	$23,935
Jan 22	$21,342	$15,679	$21,798
Feb 22	$19,938	$15,368	$20,637
Mar 22	$19,530	$15,393	$20,389
Apr 22	$17,733	$14,426	$18,547
May 22	$18,134	$14,530	$18,715
Jun 22	$16,227	$13,280	$16,816
Jul 22	$17,742	$13,734	$18,193
Aug 22	$15,992	$13,293	$16,579
Sep 22	$14,257	$11,964	$14,953
Oct 22	$15,242	$12,322	$15,814
Nov 22	$18,291	$13,776	$18,360
Dec 22	$17,572	$13,673	$18,074
Jan 23	$19,841	$14,782	$20,412
Feb 23	$19,114	$14,264	$19,888
Mar 23	$19,879	$14,612	$20,576
Apr 23	$19,851	$14,866	$20,565
May 23	$19,629	$14,325	$20,243
Jun 23	$20,535	$14,968	$21,273
Jul 23	$21,211	$15,577	$22,088
Aug 23	$19,553	$14,873	$20,355
Sep 23	$18,047	$14,404	$18,828
Oct 23	$17,760	$13,809	$18,379
Nov 23	$20,026	$15,052	$20,809
Dec 23	$21,322	$15,809	$22,133
Jan 24	$21,786	$15,652	$22,792
Feb 24	$22,813	$16,048	$23,679
Mar 24	$23,665	$16,525	$24,619
Apr 24	$22,861	$16,252	$24,049
May 24	$24,522	$16,724	$25,378
Jun 24	$24,233	$16,708	$25,401
Jul 24	$23,887	$17,095	$24,849
Aug 24	$24,583	$17,582	$25,626
Sep 24	$24,609	$18,055	$25,729
Oct 24	$22,516	$17,169	$23,501
Nov 24	$22,000	$17,014	$23,097
Dec 24	$21,821	$16,684	$22,827
Jan 25	$22,617	$17,356	$23,850
Feb 25	$23,122	$17,596	$24,108
Mar 25	$22,834	$17,557	$23,734
Apr 25	$23,930	$18,190	$24,954
May 25	$25,803	$19,024	$27,068
Jun 25	$26,962	$19,669	$28,128
Jul 25	$25,305	$19,613	$26,733
Aug 25	$26,220	$20,293	$27,515

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
6.66%	10.28%	10.12%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Netherlands IMI 25/50 Index (Spliced)...
7.37	10.80	10.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 251,846,522
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,300,270
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$251,846,522
Number of Portfolio Holdings...
57
Net Investment Advisory Fees...
$1,300,270
Portfolio Turnover Rate...
12%